July 25, 2012

ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

414.271.2400 TEL

414.297.4900 FAX

www.foley.com

WRITER’S DIRECT LINE

414.297.5642

jkwilson@foley.com

CLIENT/MATTER NUMBER

065215-0184

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Tyco Flow Control International Ltd.—Amendment No. 3 to

Registration Statement on Form S-4 (Registration No. 333-181250)

Ladies and Gentlemen:

For the purpose of registering under the Securities Exchange Act of 1933, as amended, common shares, par value CHF 0.50 per share (the “Shares”), of Tyco Flow Control International Ltd., a corporation limited by shares (Aktiengesellschaft) organized under the laws of Switzerland (the “Company”), we are transmitting for filing Amendment No. 3 to the above-referenced Registration Statement, with exhibits, relating to the proposed issuance of the Shares in connection with the merger of Panthro Merger Sub, Inc., a Minnesota corporation and a wholly owned, indirect subsidiary of the Company, with and into Pentair, Inc., a Minnesota corporation.

The Company is filing Amendment No. 3 for the purpose of (i) including financial information for Pentair’s second fiscal quarter of 2012 (ii) filing the remainder of the exhibits to the Registration Statement and (iii) making general updates.

We are sending to the Staff of the Division of Corporation Finance by courier courtesy copies consisting of (i) three clean versions of Amendment No. 3 and (ii) five marked versions of Amendment No. 3 reflecting changes to the Registration Statement since the filing of Amendment No. 2 on July 18, 2012 and the proxy statement/prospectus since the filing of Amendment No. 1 on June 19, 2012.

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SHANGHAI	SILICON VALLEY TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.

July 25, 2012

Should any questions arise in connection with this filing, please contact the undersigned at (414) 297-5642 or Jason M. Hille at (414) 319-7336.

Very truly yours,

/s/ John K. Wilson

John K. Wilson

Enclosures

cc:	Pentair, Inc. Working Group

Tyco International Ltd. Working Group